Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023 [1]	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income (loss) - basic	$ (5,383)		$ (2,106)		$ (8,935)	$ (3,778)		$ (535)	$ (4,887)
Less: Change in fair value and income impact of Cizzle option liability			175			311
Less: Change in fair value and income impact of Vela option liability			77			77
Net income (loss) - diluted	$ (5,383)		$ (1,854)		$ (8,935)	$ (3,390)		$ (6,056)	$ (4,887)
Weighted average common stock outstanding, basic	73,851,440		64,626,430		73,840,488	64,626,430		66,973,906	37,447,918
Add: Option liability conversion shares			395,460			395,460		919,975
Add: Vela option liability shares			803,678			404,059
Weighted average shares used in computing net loss per share - diluted	73,851,440		65,825,568		73,840,488	65,425,949
Net income (loss) per share, basic	$ (0.07)	$ 0.04	$ (0.03)	$ (835)	$ (0.12)	$ (0.06)	$ (0.01)	$ (0.01)	$ (0.13)
Net income (loss) per share, diluted	$ (0.07)	$ 0.01	$ (0.03)	$ (835)	$ (0.12)	$ (0.05)	$ (0.06)	$ (0.09)	$ (0.13)
Less: Change in fair value and income impact of option liabilities								$ (5,521)
Weighted average shares used in computing net loss per share - diluted	73,851,440		65,825,568		73,840,488	65,425,949		67,893,881	37,447,918

[1]	Does not reflect the impact of the Merger on the Company’s capital structure